Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Total	$ 47,552	$ 41,754
Less: Accumulated depreciation	(19,904)	(17,454)
Construction in progress	14,683	13,635
Property, Plant and Equipment, Net	42,331	37,935
Building
Property, Plant and Equipment [Line Items]
Total	9,216	8,756
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	20,107	20,069
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	15,935	10,843
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 2,294	$ 2,086